Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Summary of Transactions Between Related Parties

	Annual rate	Assets / (Liabilities)		Revenues / (Expenses)
		12/31/2022	12/31/2021	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Interbank investments		3,835	2,301	196	84	63
Other	13.40%	3,835	2,301	196	84	63
Loan operations		668	654	78	35	56
Dexco S.A.	CDI + 1.45%	623	546	77	31	19
Other		45	108	1	4	37
Securities and derivative financial instruments (assets and liabilities)		6,013	5,397	908	303	6
Investment funds		230	183	47	34	14
CCR S.A.	CDI + 1.7% / 9.76%	2,138	-	232	-	-
Copagaz – Distribuidora de Gás S.A.	CDI + 1.7% to 2.95%	1,024	1,082	150	71	1
Itaúsa S.A.	CDI + 2% to 2.4%	1,199	1,200	166	74	1
Águas do Rio 4 SPE S.A.	CDI + 3.5%	706	1,574	168	60	-
Aegea Saneamento e Participações S.A.	CDI + 1.7% / 16.76%	306	844	79	34	-
Other	CDI + 1.35% to 3.5%	410	514	66	30	(10)
Deposits		(2,491)	(437)	(154)	(2)	(14)
CCR S.A.	98% to 103% CDI	(2,026)	-	(67)	-	-
Aegea Saneamento e Participações S.A.		(11)	(158)	(28)	-	-
Alpargatas S.A.	101% CDI	(150)	-	(1)	-	-
Other	75% to 101% CDI	(304)	(279)	(58)	(2)	(14)
Deposits received under securities repurchase agreements		(19)	(6)	(19)	(35)	-
Other	82% to 85% CDI	(19)	(6)	(19)	(35)	-
Funds from acceptances and issuance of securities		(49)	-	(17)	-	-
Aegea Saneamento e Participações S.A.		-	-	(15)	-	-
Copagaz – Distribuidora de Gás S.A.	103% CDI	(49)	-	(2)	-	-
Amounts receivable (payable) / Commissions and/or Other General and Administrative expenses		(136)	(273)	(89)	(122)	26
Fundação Itaú Unibanco - Previdência Complementar		(81)	(78)	39	37	42
Olímpia Promoção e Serviços S.A.		(4)	(5)	(58)	-	(45)
FUNBEP - Fundo de Pensão Multipatrocinado		(196)	(158)	(54)	(172)	7
Itaúsa S.A.		(20)	(10)	13	13	12
ConectCar Soluções de Mobilidade Eletrônica S.A.		(5)	(8)	(38)	(4)	7
Other		170	(14)	9	4	3
Rent		-	-	(32)	(37)	(31)
Fundação Itaú Unibanco - Previdência Complementar		-	-	(30)	(34)	(28)
FUNBEP - Fundo de Pensão Multipatrocinado		-	-	(2)	(3)	(3)
Donation		-	-	-	-	(1,002)
Fundação Itaú para a Educação e Cultura		-	-	-	-	(1,000)
Other		-	-	-	-	(2)
Sponsorship		28	12	(24)	(14)	(16)
Associação Cubo Coworking Itaú		28	12	(24)	(14)	(16)

Summary of Compensation and Benefits of Key Management Personnel

	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Fees	(603)	(460)	(578)
Profit sharing	(255)	(208)	(112)
Post-employment benefits	(5)	(9)	(9)
Share-based payment plan (1)	(142)	(120)	(228)
Total	(1,005)	(797)	(927)

1) As a result of the reduction of the minority interest in XP Inc. and subsequent merger of XPart S.A., in October 2021, there was an increase in the number of ITUB4 shares to be delivered under the variable compensation plans. Payments occured in 2022 are reflected in Fees.